Segment Information - Revenue By Geographic Region (Tables) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Total Revenue	$ 62,242	$ 47,057	$ 123,211	$ 91,229
Asia
Total Revenue	41,125	39,057	84,323	76,681
Europe
Total Revenue	9,643	5,341	17,030	8,828
United States
Total Revenue	$ 11,474	$ 2,659	$ 21,858	$ 5,720